Offsetting of Financial Assets and Financial Liabilities	12 Months Ended
Oct. 31, 2021
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Offsetting of Financial Assets and Financial Liabilities
Note 18: Offsetting of Financial Assets and Financial Liabilities
Financial assets and financial liabilities are offset and the net amount is reported in our Consolidated Balance Sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The following table presents the amounts that have been offset in our Consolidated Balance Sheet, including securities purchased under resale agreements, securities sold under repurchase agreements and derivative instruments, generally under a market settlement mechanism (e.g. an exchange or clearing house) where simultaneous net settlement can be achieved to eliminate credit and liquidity risk between counterparties. Also presented are amounts not offset in the Consolidated Balance Sheet related to transactions where a master netting agreement or similar arrangement is in place with a right to offset the amounts only in the event of default, insolvency or bankruptcy, or where the offset criteria are otherwise not met.

(Canadian $ in millions)							2021
				Amounts not offset in the balance sheet
	Gross amounts	Amounts offset in the balance sheet	Net amounts presented in the balance sheet	Impact of master netting agreements	Securities received/pledged as collateral (1)(2)	Cash collateral	Net amount (3)
Financial Assets

Securities borrowed or purchased under resale agreements	108,799	1,417	107,382	15,779	90,389	9	1,205
Derivative instruments	37,054	341	36,713	20,952	2,377	4,823	8,561
	145,853	1,758	144,095	36,731	92,766	4,832	9,766

Financial Liabilities
Derivative instruments	31,156	341	30,815	20,952	1,865	1,906	6,092
Securities lent or sold under repurchase agreements	98,973	1,417	97,556	15,779	81,411	108	258
	130,129	1,758	128,371	36,731	83,276	2,014	6,350

							2020
Financial Assets

Securities borrowed or purchased under resale agreements	115,863	3,985	111,878	17,302	92,889	194	1,493
Derivative instruments	37,164	349	36,815	19,302	2,816	4,148	10,549
	153,027	4,334	148,693	36,604	95,705	4,342	12,042

Financial Liabilities
Derivative instruments	30,724	349	30,375	19,302	1,889	3,108	6,076
Securities lent or sold under repurchase agreements	92,643	3,985	88,658	17,302	70,693	263	400
	123,367	4,334	119,033	36,604	72,582	3,371	6,476

(1)	Financial assets received/pledged as collateral are disclosed at fair value and are limited to the net balance sheet exposure (i.e. any over-collateralization is excluded from the table).
(2)	Certain amounts of collateral are restricted from being sold or repledged except in the event of default or the occurrence of other predetermined events.
(3)	Not intended to represent our actual exposure to credit risk.

Certain	comparative figures have been reclassified to conform with the current year’s presentation.